Cover	Aug. 30, 2023
Cover [Abstract]
Entity Registrant Name	TANICO INC.
Entity Central Index Key	0001895939
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 30, 2023
Entity Ex Transition Period	false
Entity File Number	333-261643
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	37-2002382
Entity Address Address Line 1	387 Whitby Shores Greenway
Entity Address City Or Town	Whitby
Entity Address Postal Zip Code	L1N 9R6
City Area Code	775
Local Phone Number	404-0333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Country	CA